LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
LONG-TERM DEBT
LONG-TERM DEBT
17.	LONG-TERM DEBT

	2018	2019
	RMB ( in millions)
2020 Notes	4,813	—
2025 Notes	2,750	—
2022 Notes	—	353
2020 Booking Notes	1,719	—
2025 Booking and Hillhouse Notes	6,876	6,962
2022 Booking Notes	—	174
Long-term loan	8,035	10,981
Securitization debt	—	1,074
Less: Debt issuance cost	(47)	(7)

Total	24,146	19,537

As of December 31, 2019, the fair value of the Company’s long-term debt, based on Level 2 inputs, was RMB19.5 billion.
Description of 2020 Convertible Senior Notes
On June 18, 2015, the Company issued US$700 million of 1.00% Convertible Senior Notes due 2020 (the “2020 Notes”). The 2020 Notes may be converted at an initial conversion rate of 9.1942 ADSs per US$1,000 principal amount of the 2020 Notes (which represents an initial conversion price of US$108.76 per ADS) at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2020. Debt issuance costs were US$11.3 million and are being amortized to interest expense to the put date of the 2020 Notes (July 1, 2018).
Absent a fundamental change (as defined in the indenture for the 2020 Notes), each holder of the 2020 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2020 Notes on July 1, 2018. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2020 Notes are not redeemable prior to the maturity date of July 1, 2020.
Concurrently with the issuance of the 2020 Notes, the Company purchased a call option (“2015 Purchased Call Option”) and sold warrants (“2015 Sold Warrants”) where the counterparty agreed to sell to the Company up to approximately 6.4 million of the Company’s ADSs upon the Company’s exercise of the 2015 Purchased Call Option and the Company received US$84.4 million from the same counterparty for the sale of warrants to purchase up to approximately 6.4 million of the Company’s ADSs.
Description of 2025 Convertible Senior Notes
On June 18, 2015, the Company issued US$400 million of 1.99% Convertible Senior Notes due 2025 (the “2025 Notes”). The 2025 Notes may be converted, at an initial conversion rate of 9.3555 ADSs per US$1,000 principal amount of the 2025 Notes (which represents an initial conversion price of US$106.89 per ADS), at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of July 1, 2025. Debt issuance costs were US$6.8 million and are being amortized to interest expense to the put date of the 2025 Notes (July 1, 2020).
Absent a fundamental change (as defined in the indenture for the 2025 Notes), each holder of the 2025 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on July 1, 2020, as a result the 2025 Notes were reclassified from long-term to short-term as of December 31, 2019. If the holders do not redeem on July 1, 2020, the holders will lose such right, as a result the 2025 Notes will not be due until 2025, and it will be reclassified to long-term after July 1, 2020. If a fundamental change (as defined in the indenture for the 2025 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2025 Notes on the date notified in writing by the Company in accordance with the indenture for the 2025 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2025 Notes are generally not redeemable prior to the maturity date of July 1, 2025, except that the Company may, at its option, redeem all but not part of the 2025 Notes in accordance with the indenture for the 2025 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.
Description of 2022 Convertible Senior Notes
On September 12, 2016 and September 19, 2016, the Company issued US$975 million of 1.25% Convertible Senior Notes due 2022 (the “2022 Notes”). The 2022 Notes may be converted, at an initial conversion rate of 15.2688 ADSs per US$1,000 principal amount of the 2022 Notes (which represents an initial conversion price of US$65.49 per ADS) at each holder’s option at any time prior to the close of business on the business day immediately preceding the maturity date of September 15, 2022. Debt issuance costs were US$19 million and are being amortized to interest expense to the put date of the 2022 Notes (September 15, 2019).
Absent a fundamental change (as defined in the indenture for the 2022 Notes), each holder of the 2022 Notes has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on September 15, 2019, as a result the 2022 Notes were reclassified from long-term to short-term as of December 31, 2018. If a fundamental change (as defined in the indenture for the 2022 Notes) occurs at any time, each holder has a right at such holder’s option to require the Company to repurchase for cash all or any portion of such holder’s 2022 Notes on the date notified in writing by the Company in accordance with the indenture for the 2022 Notes. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote. The 2022 Notes are generally not redeemable prior to the maturity date of September 15, 2022, except that the Company may, at its option, redeem all but not part of the 2022 Notes in accordance with the indenture for the 2022 Notes if the Company has or will become obligated to pay holders additional amount due to certain changes in tax law of the relevant jurisdiction.
In August 2019, the Company notified holders of the 2022 Notes of their rights under the relating indenture to require the Company to purchase all of or portion of such notes on September 15, 2019, which we refer to as the Put Right. In September 2019, as a result of exercise of aforementioned early redemption right, the Company redeemed US$924 million (RMB6.6 billion) aggregate principal amount of the 2022 Notes as requested by the holders. The remaining RMB353 million were reclassified as long-term debt as of December 31, 2019 as it may not be redeemed or mature within one year.
The Company assessed the 2020 Notes, 2025 Notes and 2022 Notes (collectively as “Notes”), the 2015 Purchased Call Option (the “Purchased Call Options”) and the 2015 Sold Warrants (the “Sold Warrants”) under ASC 815 and concluded that:
•	The Notes, the Purchased Call Options and the Sold Warrants (1) do not entail the same risks; and (2) have a valid business purpose and economic need for structuring the transactions separately. Therefore, the offering of the Notes, the Purchased Call Options and Sold Warrants transactions should be accounted separately;

•	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

•	Since the conversion option is considered indexed to the Company’s own stock, bifurcation of conversion option from the Notes is not required as the scope exception prescribed in ASC
815-10-15-74
is met;

•	There was no BCF attribute to the Notes as the set conversion prices for the Notes were greater than the respective fair values of the ordinary share price at date of issuances;

Therefore, the Company has accounted for the respective Notes as a single instruments as a long-term debt. The debt issuance cost was recorded as reduction to the long-term debts and are amortised as interest expenses using the effective interest method. The value of the Notes are measured by the cash received. The Purchased Call Options and Sold Warrants are accounted for within stockholders’ equity.
Description of Booking and Hillhouse Notes
On August 7, 2014, the Company issued Convertible Senior Note (the “2019 Booking Note”) at an aggregate principal amount of US$500 million to an indirect subsidiary of the Booking Group. The Booking 2019 Note wa
s due on August 7, 2019 and bears interest of 1% per annum, which will be paid semi-annually beginning on February 7, 2015. The Booking 2019 Note w as
 convertible into the Company’s ADSs with an initial conversion price of approximately US$81.36 per ADS. In 2019, the 2019 Booking Notes with principal amount of US$500 million
(RMB3.4 billion) have all been redeemed for cash.
On May 26, 2015, the Company issued Convertible Senior Note (the “2020 Booking Note”) at an aggregate principal amount of US$250 million to an indirect subsidiary of the Booking Group. The Booking 2020 Note is due on May 29, 2020 and bears interest of 1% per annum, which will be paid semi-annually beginning on November 29, 2016. The Booking 2020 Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$104.27 per ADS.
On December 10, 2015, the Company issued Convertible Senior Notes at an aggregate principal amount of US$1 billion to an indirect subsidiary of the Booking Group and two affiliates of Hillhouse (the “2025 Booking and Hillhouse Notes”). The 2025 Booking and Hillhouse Notes are due on December 11, 2025 and bear interest of 2% per annum, which will be paid semi-annually beginning on June 11, 2016. The 2025 Booking and Hillhouse Notes will be convertible into the Company’s ADSs with an initial conversion price of approximately US$68.46 per ADS.
On September 12, 2016, the Company issued US$25 million Convertible Senior Note to an indirect subsidiary of the Booking Group (the “2022 Booking Note”). The 2022 Booking Note is due on September 15, 2022 and bears interest of 1.25% per annum, which will be paid semi-annually beginning on March 15, 2017. The 2022 Booking Note will be convertible into the Company’s ADSs with an initial conversion price of approximately US$65.49 per ADS.
The Company has accounted for the above notes as a single instrument. The value of the above notes is measured by the cash received. The Company recorded the interest expenses according to its annual interest rate. There was no BCF attribute to the above notes as the set conversion price for the above notes was greater than the fair value of the ADS price at date of issuance.
Long-term Loans from Commercial Banks
As of December 31, 2018 and 2019, the Company obtained long-term borrowings of
RMB8.0 billion
and
RMB
11.0 billion
in aggregate collateralized by bank deposits, properties and/or stock at one or more of its wholly-owned subsidiaries. The weighted average interest rate for the outstanding borrowings as of December 31, 2018 and 2019 was approximately
3.99%
an
d
3.65%.
Securitization Debt
As of December 31, 2019, securitization debt represents the revolving debt securities which are collateralized by the receivable related to financial services. The revolving debt securities have the terms ranged from two year to four year with the annual interest rate from 3.85% to 6.90%. The revolving debt securities do not contain significant covenant.